Additional Information-Parent Company Only Condensed Financial Information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (251,419)	$ (35,952)	¥ (330,173)	¥ (418,531)
Total operating expenses	(2,155,033)	(308,165)	(2,661,912)	(3,368,073)
Loss from operations	(507,288)	(72,540)	(481,083)	(1,072,225)
Other income/(expenses):
Interest income	71,542	10,230	114,964	158,671
Exchange gains	(233)	(33)	1,013	97
Investment income	231,864	33,156	65,441	41,695
Others, net	30,641	4,382	42,902	49,236
Net loss	(195,161)	(27,906)	(168,967)	(839,528)
Net loss
Foreign currency translation adjustments	(46,102)		32,964	45,257
Total other comprehensive income/(loss)	(46,102)	(6,592)	32,964	45,257
Total comprehensive loss	(239,020)	(34,177)	(138,868)	(798,384)
Reportable Legal Entities | Parent Company
Operating expenses:
General and administrative expenses	(22,159)	(3,169)	(41,861)	(45,625)
Total operating expenses	(22,159)	(3,169)	(41,861)	(45,625)
Loss from operations	(22,159)	(3,169)	(41,861)	(45,625)
Other income/(expenses):
Interest income	23,540	3,366	8,559	5,105
Exchange gains			8	138
Investment income	999	143	13
Share of loss of subsidiaries	(219,832)	(31,436)	(181,878)	(816,004)
Others, net	24,551	3,513	43,357	12,745
Net loss	(192,901)	(27,583)	(171,802)	(843,641)
Net (loss)/income attributable to the Company	(192,901)	(27,583)	(171,802)	(843,641)
Net loss
Foreign currency translation adjustments	(46,119)	(6,594)	32,934	45,257
Total other comprehensive income/(loss)	(46,119)	(6,594)	32,934	45,257
Total comprehensive loss	(239,020)	(34,177)	(138,868)	(798,384)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	¥ (239,020)	$ (34,177)	¥ (138,868)	¥ (798,384)